PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 100.5%
Asset-Backed Securities — 22.4%
Automobiles — 1.0%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	300	$286,824
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	547,527
Series 2023-03A, Class B, 144A
6.120%	02/22/28	1,200	1,182,782
Exeter Automobile Receivables Trust,
Series 2020-03A, Class D
1.730%	07/15/26	165	162,564
Series 2021-02A, Class C
0.980%	06/15/26	6	5,888
Series 2021-02A, Class D
1.400%	04/15/27	20	18,584
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26	200	186,434
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	2,300	2,017,737
Series 2021-02A, Class B, 144A
2.120%	12/27/27	200	175,289
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25	100	94,753
Series 2022-02A, Class B, 144A
2.650%	06/26/28	400	349,966
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A
33.784%	01/25/28	727	840,214
Series 2020-02, Class D, 144A
1.487%	02/25/28	70	69,114
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,500	3,397,081
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	757,008
Series 2023-01A, Class C, 144A
6.140%	02/14/31	1,300	1,267,097
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	336	333,754
Series 2022-C, Class E, 144A
11.366%	12/15/32	191	192,398
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26	225	221,371
Series 2020-03, Class D
1.640%	11/16/26	1,078	1,054,125
			13,160,510
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Debt Obligation — 0.1%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.763%(c)	01/15/37		990	$981,303
Collateralized Loan Obligations — 19.7%
AlbaCore Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)
6.263%(c)	07/15/35	EUR	5,500	5,768,028
Allegro CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.738%(c)	07/20/32		3,750	3,722,722
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.320%(c)	07/19/34		10,000	10,056,498
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.433%(c)	04/15/32	EUR	10,000	10,404,468
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)
7.908%(c)	07/15/30		4,187	4,208,027
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.670%(c)	10/17/32		3,500	3,473,750
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.715%(c)	01/20/32		4,500	4,490,024
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.777%(c)	01/25/35		9,000	8,926,237
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.708%(c)	05/17/31		2,963	2,945,061
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.653%(c)	10/15/35	EUR	6,500	6,697,689
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	5,503,950
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
4.531%(c)	11/15/31	EUR	9,996	10,384,522
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)
6.587%(c)	04/24/31		1,500	1,494,000
A1

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.717%(c)	01/22/31		1,975	$1,970,431
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)
6.800%(c)	10/15/29		3,385	3,379,444
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.850%(c)	07/15/29		140	139,762
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.757%(c)	01/22/31		1,964	1,960,127
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.580%(c)	04/15/31		6,000	5,978,483
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)
6.641%(c)	04/26/31		3,500	3,484,229
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.896%(c)	04/15/33		5,000	4,953,085
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.887%(c)	11/17/32	EUR	10,500	10,962,837
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.631%(c)	02/05/31		3,608	3,583,870
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.643%(c)	04/25/31		2,211	2,202,095
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34		6,625	6,518,171
Series 2019-14A, Class A2R, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.338%(c)	10/20/34		6,750	6,721,650
Madison Park Funding Ltd. (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month SOFR + 1.092% (Cap N/A, Floor 0.000%)
6.437%(c)	04/22/27		4,461	4,452,412
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.733%(c)	04/25/32		2,000	1,994,273
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.715%(c)	04/21/31		8,911	8,840,574
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.690%(c)	07/15/31	5,974	$5,942,960
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.352%)
6.678%(c)	07/20/32	5,000	4,979,279
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.881%(c)	10/30/30	823	821,528
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.750%(c)	10/15/34	7,000	6,933,924
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.727%(c)	07/24/32	9,650	9,579,532
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.095%(c)	04/20/35	10,800	10,855,099
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.618%(c)	04/20/31	3,918	3,891,864
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
6.731%(c)	05/07/31	4,923	4,884,398
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.723%(c)	04/25/31	1,659	1,654,887
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)
6.908%(c)	10/20/32	12,500	12,487,583
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.682%(c)	01/26/31	3,428	3,404,454
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.811%(c)	10/29/34	3,000	2,972,872
Series 2017-01A, Class BRR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)
7.331%(c)	10/29/34	4,000	3,910,400
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.810%(c)	01/17/30	2,305	2,293,033

A2

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.728%(c)	01/20/31		2,713	$2,710,172
Tikehau US CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.466%(c)	07/15/34		8,750	8,794,979
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.653%(c)	07/15/34	EUR	8,000	8,274,836
Trinitas Euro CLO DAC (Ireland),
Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)
7.413%(c)	04/15/35	EUR	4,500	4,747,164
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.672%(c)	07/18/31		300	297,450
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.583%(c)	04/25/31		2,862	2,855,089
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/31		2,750	2,743,125
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.720%(c)	01/17/31		6,321	6,287,323
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.780%(c)	10/15/34		1,750	1,734,000
				258,272,370
Consumer Loans — 0.8%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	400	283,683
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	267,626
Lendmark Funding Trust,
Series 2021-01A, Class B, 144A
2.470%	11/20/31		100	83,501
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		24	23,524
Series 2020-AA, Class A, 144A
2.190%	08/21/34		443	430,485
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32		59	59,084
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,500	$1,345,829
Series 2023-01A, Class A, 144A
5.500%	06/14/38		5,500	5,370,743
Series 2023-02A, Class C, 144A
6.740%	09/15/36		700	696,938
Series 2023-02A, Class D, 144A
7.520%	09/15/36		800	796,459
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		411	407,910
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		1,200	1,118,701
				10,884,483
Credit Cards — 0.1%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
6.166%(c)	03/15/29	GBP	300	365,803
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
5.996%(c)	07/15/29	GBP	300	365,188
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
6.596%(c)	11/15/28	GBP	925	1,129,009
				1,860,000
Home Equity Loans — 0.1%
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)
8.359%(c)	10/25/31		144	138,260
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
6.634%(c)	08/25/35		47	44,678
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
6.454%(c)	10/25/33		54	53,259
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		411	409,720
				645,917
Other — 0.1%
Goodleap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		490	482,291

A3

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other (cont’d.)
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.234%(c)	06/25/24		1,150	$1,118,232
				1,600,523
Residential Mortgage-Backed Securities — 0.3%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.666%(c)	10/25/34		398	374,122
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.826%(c)	11/25/60	EUR	722	726,708
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.865%(c)	09/27/75	EUR	1,022	1,061,542
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
6.925%(c)	03/15/26^	EUR	1,597	1,435,278
				3,597,651
Student Loans — 0.2%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43		2,980	611,489
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		670	617,639
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43		683	633,054
Series 2019-A, Class R, 144A
0.000%	10/25/48		1,188	225,665
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		27	24,502
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month SOFR + 2.364% (Cap N/A, Floor 1.250%)
7.684%(c)	11/29/24		1,066	1,065,758
				3,178,107

Total Asset-Backed Securities (cost $305,146,749)				294,180,864
Commercial Mortgage-Backed Securities — 12.9%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		9,151	8,448,421
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,400	4,004,396
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-BNK06, Class A4
3.254%	07/15/60	920	$843,096
Series 2017-BNK08, Class A3
3.229%	11/15/50	1,333	1,205,854
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,310,373
Series 2020-BN29, Class A3
1.742%	11/15/53	1,000	738,638
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	927	857,515
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,010,721
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	427,269
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	349,030
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	1,211,332
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,054,253
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,210,151
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	769,776
Series 2020-IG01, Class A3
2.687%	09/15/43	5,000	3,840,257
Series 2023-V02, Class A3
5.812%(cc)	05/15/55	7,000	6,902,967
Series 2023-V03, Class A3
6.363%(cc)	07/15/56	6,000	6,064,280
BPR Trust,
Series 2023-BRK2, Class A, 144A
7.146%(cc)	11/05/28	2,300	2,299,884
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)
7.447%(c)	10/15/36	2,125	2,102,134
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)
7.747%(c)	10/15/36	1,360	1,337,620
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)
8.097%(c)	10/15/36	2,975	2,914,192
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)
7.643%(c)	11/15/38	3,350	3,240,712
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.032%(c)	01/15/39	5,000	4,767,937
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	7,700	7,168,116

A4

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	$3,176,295
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)
7.952%(c)	09/15/28	2,750	2,748,811
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	6,550	5,652,345
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.871%(cc)	11/10/31	2,400	2,160,000
Series 2016-CLNE, Class C, 144A
2.871%(cc)	11/10/31	900	792,000
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)
8.212%(c)	11/15/37	1,327	1,315,357
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,123,818
Series 2016-COR01, Class A3
2.826%	10/10/49	2,474	2,264,400
Series 2017-COR02, Class A2
3.239%	09/10/50	3,829	3,516,001
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)
7.530%(c)	05/15/36	2,594	2,575,400
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	1,042,821
DBGS Mortgage Trust,
Series 2018-BIOD, Class G, 144A, 1 Month SOFR + 2.796% (Cap N/A, Floor 2.500%)
8.128%(c)	05/15/35	2,990	2,878,268
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	980,283
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	4,857	4,459,525
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	2,305,135
FHLMC Multifamily Structured Pass-Through Certificates,
Series K044, Class X1, IO
0.866%(cc)	01/25/25	61,148	482,325
Series K053, Class X1, IO
1.009%(cc)	12/25/25	84,054	1,333,970
Series K055, Class X1, IO
1.473%(cc)	03/25/26	12,666	358,328
Series KG03, Class X1, IO
1.479%(cc)	06/25/30	29,146	1,962,870
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	2,849	$2,730,752
Series 2017-GS06, Class A2
3.164%	05/10/50	3,239	2,968,521
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,171,608
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	301,780
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,035	968,323
Series 2017-C05, Class A4
3.414%	03/15/50	1,423	1,321,277
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,245,109
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,267	1,167,093
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,875	2,014,088
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	5,000	4,475,000
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,506,925
Series 2017-HR02, Class A3
3.330%	12/15/50	5,451	4,921,922
Series 2019-L03, Class A3
2.874%	11/15/52	1,200	1,001,415
Series 2019-MEAD, Class E, 144A
3.283%(cc)	11/10/36	575	450,188
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	4,000	3,987,259
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	126,476
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	1,887	1,733,712
Series 2017-C07, Class A3
3.418%	12/15/50	5,157	4,759,694
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,007,207
Series 2019-C17, Class A3
2.669%	10/15/52	2,000	1,669,664
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	1,775	1,755,969
Series 2016-C32, Class A3
3.294%	01/15/59	1,977	1,871,738
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,350,454

A5

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C35, Class A3
2.674%	07/15/48	4,067	$3,757,906
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,248,997
Series 2019-C54, Class A3
2.892%	12/15/52	1,200	1,006,546

Total Commercial Mortgage-Backed Securities (cost $187,850,764)			169,726,499
Convertible Bond — 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% (original cost $13,725; purchased 03/21/23 - 04/03/23)(f)
7.000%	10/16/23(d)(oo)	93	4,937
(cost $13,725)
Corporate Bonds — 34.4%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	2,135,212
3.400%	04/15/30	385	335,126
Boeing Co. (The),
Sr. Unsec’d. Notes
1.950%	02/01/24	20	19,720
2.196%	02/04/26	180	165,361
2.750%	02/01/26	90	84,001
2.850%	10/30/24	30	28,980
2.950%	02/01/30	30	25,266
3.900%	05/01/49	50	34,778
3.950%	08/01/59	1,450	951,220
5.930%	05/01/60	2,048	1,842,496
6.875%	03/15/39	20	21,031
7.950%	08/15/24	50	50,690
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	571	569,572
7.500%	02/01/29(a)	200	189,500
7.875%	04/15/27(a)	2,575	2,504,548
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	20	17,924
3.250%	04/01/25	10	9,659
3.500%	04/01/27	30	28,257
4.250%	04/01/40	5	4,234
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	40	34,043
4.400%	06/15/28	37	35,030
4.400%	06/15/28	15	14,191
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	6,234
4.500%	05/15/36	30	27,322
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
RTX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	$4,651
			9,139,046
Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	32,265
3.400%	02/04/41	50	32,383
3.700%	02/04/51	100	61,786
3.875%	09/16/46	10	6,495
4.000%	02/04/61	5	3,176
4.400%	02/14/26	43	41,745
5.950%	02/14/49	30	26,820
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,570	1,325,933
2.726%	03/25/31	10	7,697
3.462%	09/06/29	10	8,567
3.557%	08/15/27	422	385,763
4.540%	08/15/47	20	13,759
6.343%	08/02/30	960	944,838
BAT International Finance PLC (United Kingdom),
Gtd. Notes
5.931%	02/02/29	311	305,210
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	35,908
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/13/26	25	24,576
5.000%	11/17/25	10	9,879
5.125%	02/15/30	6,085	5,836,567
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25(a)	13	12,630
			9,115,997
Airlines — 0.4%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	45,250
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,290	1,183,511
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	36	32,471
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29(a)	10	8,589
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	13	12,626
4.750%	10/20/28	75	71,109

A6

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	23	$22,332
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,269,577
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	40	36,231
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	52	42,437
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29	89	87,931
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27	16	15,647
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	825	763,416
4.625%	04/15/29	195	167,764
			5,758,891
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	600	551,149
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	675	500,259
			1,051,408
Auto Manufacturers — 0.6%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
0.800%	04/01/24	40	38,996
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	10	7,691
4.750%	01/15/43	1,125	820,794
5.291%	12/08/46	290	220,402
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	275	233,720
3.375%	11/13/25	725	672,488
6.950%	03/06/26	400	399,004
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	17	16,445
5.000%	04/01/35	1,365	1,170,341
5.150%	04/01/38	1,000	832,898
5.200%	04/01/45	1,560	1,214,353
6.125%	10/01/25	40	39,920
6.600%	04/01/36	285	276,681
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	70	$67,545
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)	5	4,302
Sr. Unsec’d. Notes
2.350%	01/08/31	20	15,089
2.400%	04/10/28	1,065	905,872
2.700%	08/20/27	38	33,324
2.700%	06/10/31	25	19,134
3.100%	01/12/32	20	15,476
5.100%	01/17/24	45	44,864
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.000%	09/17/24	30	28,582
1.800%	10/15/25	40	36,776
2.375%	10/15/27	15	12,996
2.650%	02/10/25	15	14,336
3.400%	06/20/24	40	39,227
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24	60	59,126
1.800%	01/10/28	15	12,560
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	150	136,086
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A
1.050%	03/08/24	90	87,838
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	46,972
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	21,400
1.900%	04/06/28	50	43,388
2.150%	02/13/30	10	8,252
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.330%
5.613%(c)	01/11/24	100	99,960
			7,696,838
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	645	612,355
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
4.150%	05/01/52	20	13,895
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	437	426,609
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)	350	324,946
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	725	589,623
			1,967,428

A7

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 8.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	600	$539,116
Sub. Notes
2.749%	12/03/30	1,000	749,270
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33	1,360	1,278,400
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,655	1,609,007
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	39,877
2.299%(ff)	07/21/32	20	15,146
2.572%(ff)	10/20/32	10	7,678
2.687%(ff)	04/22/32	2,565	2,011,219
3.419%(ff)	12/20/28	10	8,968
5.288%(ff)	04/25/34	2,295	2,135,217
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	675,548
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	37,970
1.922%(ff)	10/24/31	20	15,086
2.496%(ff)	02/13/31	92	73,757
2.676%(ff)	06/19/41	20	12,805
3.093%(ff)	10/01/25	50	48,355
3.824%(ff)	01/20/28	3,410	3,164,888
3.974%(ff)	02/07/30	685	614,804
4.078%(ff)	04/23/40	2,340	1,847,626
4.271%(ff)	07/23/29	945	870,498
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	3,942,641
Sub. Notes
2.482%(ff)	09/21/36	10	7,309
Sub. Notes, MTN
4.000%	01/22/25	1,122	1,091,649
Sub. Notes, Series L, MTN
3.950%	04/21/25	90	86,887
4.183%	11/25/27	50	46,458
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)	15	13,490
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	700	673,748
3.932%(ff)	05/07/25	480	472,720
5.829%(ff)	05/09/27	3,840	3,773,422
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	475	444,261
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	710	635,496
1.904%(ff)	09/30/28	2,200	1,861,166
2.871%(ff)	04/19/32	1,815	1,426,509
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27		300	$270,339
Sub. Notes, 144A, MTN
4.500%	03/15/25		1,120	1,079,906
4.875%	04/01/26(a)		380	364,126
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		600	588,670
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		1,880	1,610,572
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,445	1,310,107
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		890	779,374
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)		25	19,966
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32		10	7,595
2.561%(ff)	05/01/32		875	676,210
2.572%(ff)	06/03/31		70	55,799
2.666%(ff)	01/29/31		1,225	993,062
2.976%(ff)	11/05/30		20	16,704
3.200%	10/21/26		3,255	3,005,671
3.668%(ff)	07/24/28		30	27,499
3.785%(ff)	03/17/33		1,160	966,090
3.887%(ff)	01/10/28		1,725	1,607,946
4.075%(ff)	04/23/29		40	36,788
Sub. Notes
4.300%	11/20/26		110	104,187
4.450%	09/29/27		2,735	2,566,037
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	83,844
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24		159	156,052
Sub. Notes
3.742%(ff)	01/07/33		2,415	1,730,913
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		280	254,026
4.250%	03/13/26		1,150	1,087,433
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		200	203,002
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		950	764,629
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		50	44,138
1.992%(ff)	01/27/32		20	14,982
2.383%(ff)	07/21/32		1,480	1,126,646
2.600%	02/07/30		35	28,639
2.615%(ff)	04/22/32		4,715	3,680,263
2.650%(ff)	10/21/32		10	7,729

A8

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.908%(ff)	07/21/42	25	$16,133
3.272%(ff)	09/29/25	4,063	3,936,094
3.436%(ff)	02/24/43(a)	35	24,140
3.500%	01/23/25	20	19,350
3.691%(ff)	06/05/28	50	46,037
3.750%	02/25/26	125	118,830
3.814%(ff)	04/23/29	1,080	980,751
3.850%	01/26/27	1,765	1,655,199
Sr. Unsec’d. Notes, GMTN, 3 Month SOFR + 2.012%
7.377%(c)	10/28/27	21	21,422
Sr. Unsec’d. Notes, Series VAR
1.093%(ff)	12/09/26	85	76,005
Sub. Notes
5.150%	05/22/45	20	17,149
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	545	533,599
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,025	993,561
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,940	1,816,900
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	1,350	1,231,433
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(a)(oo)	1,860	1,625,976
Sr. Unsec’d. Notes
0.563%(ff)	02/16/25	20	19,542
1.045%(ff)	11/19/26	20	17,975
1.578%(ff)	04/22/27	785	700,206
1.953%(ff)	02/04/32	130	98,480
2.069%(ff)	06/01/29	50	42,113
2.301%(ff)	10/15/25	5	4,793
2.525%(ff)	11/19/41	2,330	1,462,257
2.545%(ff)	11/08/32	1,135	878,298
2.580%(ff)	04/22/32	1,775	1,399,867
2.947%(ff)	02/24/28	1,715	1,555,581
2.950%	10/01/26	1,285	1,189,261
3.782%(ff)	02/01/28	1,235	1,149,436
3.897%(ff)	01/23/49	10	7,225
3.960%(ff)	01/29/27	930	888,449
3.964%(ff)	11/15/48	985	717,728
4.005%(ff)	04/23/29	1,200	1,105,638
4.452%(ff)	12/05/29	17	15,840
Sub. Notes
2.956%(ff)	05/13/31	155	127,585
4.125%	12/15/26	40	37,999
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.407%	03/07/24	45	44,506
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.748%(ff)	07/06/34	2,890	2,757,763
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	1,945	1,873,887
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.449%(ff)	07/20/29	860	$838,118
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	13,208
2.239%(ff)	07/21/32	4,318	3,255,316
2.699%(ff)	01/22/31	35	28,561
4.431%(ff)	01/23/30	1,340	1,237,505
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,015	751,301
1.928%(ff)	04/28/32	193	143,177
2.511%(ff)	10/20/32	1,590	1,214,491
2.943%(ff)	01/21/33	1,470	1,155,363
3.125%	07/27/26	2,725	2,530,963
5.250%(ff)	04/21/34	2,230	2,070,952
Sr. Unsec’d. Notes, MTN, SOFR + 0.455%
5.790%(c)	01/25/24	20	19,994
Sub. Notes
2.484%(ff)	09/16/36	20	14,615
Sub. Notes, GMTN
4.350%	09/08/26	756	720,847
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.200%	11/01/24	21	20,148
5.582%(ff)	06/12/29	2,390	2,319,468
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28	2,210	1,961,566
2.889%(ff)	06/09/32	250	188,818
3.337%(ff)	01/21/33	1,330	1,026,329
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	25	23,729
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.364%	07/12/27	50	45,852
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
10.156%(c)	09/30/24	2,429	2,407,361
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34(a)	635	598,389
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	22,033
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	20,919
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	1,695	1,341,971
6.537%(ff)	08/12/33	870	856,667
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26	685	626,879
3.127%(ff)	06/03/32	1,225	938,543
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	1,794,980

A9

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.389%(ff)	04/24/34	1,270	$1,189,391
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	52,633
2.572%(ff)	02/11/31	3,525	2,849,545
5.013%(ff)	04/04/51	20	16,781
Sub. Notes, MTN
4.100%	06/03/26	20	19,001
			117,022,357
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	28,406
4.900%	02/01/46	4,638	4,023,255
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	26,709
4.600%	04/15/48	8	6,768
4.750%	01/23/29	118	114,184
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	7,631
1.650%	06/01/30	10	8,003
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	58,679
			4,273,635
Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.000%	01/15/32	10	7,570
2.770%	09/01/53	19	10,554
3.150%	02/21/40	20	14,096
5.150%	11/15/41	16	14,134
5.600%	03/02/43	4,450	4,139,371
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	72,747
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50	10	5,993
2.950%	03/01/27	7	6,459
4.750%	03/01/46	10	8,564
			4,279,488
Building Materials — 0.1%
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	118	113,581
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	15,537
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		15	$11,746
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		475	440,563
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,275	1,176,815
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30		15	13,067
				1,771,309
Chemicals — 0.9%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	1,600	1,428,484
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43		1,400	1,329,593
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		675	544,409
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50		5	3,353
6.900%	05/15/53		25	26,215
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29		2,810	2,365,125
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25		35	31,888
3.375%	10/01/40		60	40,816
4.200%	10/15/49		5	3,533
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43		155	135,099
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,150	1,129,875
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	715,739
5.250%	01/15/45		305	258,215
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29		325	340,922
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		460	406,332
5.875%	03/27/24		375	369,660
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		20	16,201

A10

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
3.125%	06/01/24		14	$13,729
3.450%	08/01/25		449	430,924
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27		194	194,813
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		2,410	2,252,338
				12,037,263
Commercial Services — 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		600	569,051
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,072,500
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	785	776,485
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		50	38,309
6.700%	06/01/34		920	970,056
7.000%	10/15/37		770	832,400
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28		230	209,849
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		145	129,346
2.650%	02/15/25		40	38,116
3.200%	08/15/29		30	25,505
GTCR W-2 Merger Sub LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	200,253
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29(a)	EUR	2,640	2,313,966
S&P Global, Inc.,
Gtd. Notes
4.250%	05/01/29		60	56,570
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		50	40,346
3.875%	02/15/31(a)		392	326,112
4.875%	01/15/28(a)		1,325	1,240,221
5.250%	01/15/30		525	484,355
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53		1,690	1,549,937
				10,873,377
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26	40	$36,024
1.200%	02/08/28	100	85,275
1.400%	08/05/28	29	24,557
1.650%	02/08/31	55	43,561
2.375%	02/08/41	40	26,693
2.650%	05/11/50	15	9,143
2.650%	02/08/51	15	9,100
2.700%	08/05/51	5	3,041
2.800%	02/08/61	100	58,464
2.950%	09/11/49	25	16,495
3.350%	02/09/27	70	66,149
3.850%	08/04/46	15	11,802
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24	90	86,762
NCR Atleos Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	866	837,637
NCR Corp.,
Gtd. Notes, 144A
6.125%	09/01/29	675	691,197
NetApp, Inc.,
Sr. Unsec’d. Notes
3.300%	09/29/24	40	38,946
Seagate HDD Cayman,
Gtd. Notes
4.875%	06/01/27	40	37,688
			2,082,534
Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,550	1,324,807
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	75	74,827
			1,399,634
Diversified Financial Services — 0.3%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	7,941
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27^	1,100	1,012,178
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	50	49,119
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	4,500
Sub. Notes
2.359%(ff)	07/29/32	45	30,663

A11

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	$14,105
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	35	29,244
Credit Acceptance Corp.,
Gtd. Notes, 144A
5.125%	12/31/24	15	14,581
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	100	95,683
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.500%	01/20/43	555	538,773
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	11,923
3.850%	03/26/50	20	15,428
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	61,126
5.500%	08/15/28	805	710,163
6.000%	01/15/27	275	260,008
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	515	392,675
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	575	461,873
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	400	399,128
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	10	8,802
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	7,550
4.300%	12/14/45	20	16,823
			4,142,286
Electric — 3.2%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	72,418
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	35	31,162
2.450%	01/15/31	15	11,521
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	45	42,609
3.950%	07/15/30	5	4,312
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	32,986
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	$42,210
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	7,903
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	18,918
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	19,833
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	10	8,882
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	3,970
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	35	34,096
4.250%	10/15/50	20	14,747
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	502,393
5.000%	02/01/31	750	607,330
5.125%	03/15/28	1,700	1,513,897
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	30,135
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	18,688
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,185,875
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	7,944
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	11,170
4.300%	12/01/56	235	172,916
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	20	19,075
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60	3	1,566
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	1,684,473
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24	5	4,869
Sr. Unsec’d. Notes
3.900%	10/01/25	15	14,441

A12

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	$8,601
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25	10	9,510
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	8,249
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	37,513
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,055
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	39,240
2.500%	12/01/29(a)	75	63,509
3.850%	11/15/42	25	18,566
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	5,719
5.400%	04/01/53	3,500	3,199,735
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	24,127
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	40,787
Edison International,
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26(oo)	10	8,852
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	20	17,117
Sr. Unsec’d. Notes
3.550%	11/15/24	85	82,474
4.950%	04/15/25	5	4,897
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,224,620
Emera US Finance LP (Canada),
Gtd. Notes
0.833%	06/15/24	20	19,207
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	9,079
2.400%	06/15/31	48	37,468
2.800%	06/15/30	10	8,318
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	92,280
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	16,913
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	390	$379,486
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	36,405
Sr. Unsec’d. Notes, Series U
1.400%	08/15/26	20	17,728
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	4,735
3.950%	06/15/25	35	33,832
4.050%	04/15/30	25	22,509
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
5.100%	07/15/47	4	3,395
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	3,771	3,674,958
5.450%	07/15/44	280	244,772
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,037
3.150%	10/01/49	36	23,493
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	80,679
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,142,478
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	20	19,364
3.600%	04/01/29	50	45,055
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	621,846
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	50	49,598
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	2,366,373
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	3,174
3.650%	04/15/29	20	18,295
3.650%	08/01/48	20	14,243
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	1,050	912,332
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	12,693
2.250%	06/01/30	20	15,998
2.440%	01/15/32	11	8,510

A13

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
3.000%	01/15/52		58	$34,125
5.749%	09/01/25		6,060	6,042,074
Northern States Power Co.,
First Mortgage
2.250%	04/01/31		10	7,991
2.600%	06/01/51		5	2,832
3.600%	09/15/47		10	7,046
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31		100	75,856
3.875%	02/15/32		500	375,012
5.250%	06/15/29		200	176,455
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		225	220,341
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		285	258,223
2.450%	12/02/27		1,245	1,055,853
3.750%	06/15/24		50	48,940
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30		25	20,680
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31		5	3,800
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51		5	2,966
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.800%	06/01/49		6	4,330
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		10	8,539
3.450%	07/01/25		13	12,337
3.750%	08/15/42		50	32,086
3.850%	11/15/23		40	39,874
4.000%	12/01/46		15	9,476
4.450%	04/15/42		5	3,543
4.550%	07/01/30		1,748	1,542,964
4.750%	02/15/44		75	55,271
4.950%	07/01/50		2,645	1,974,625
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	233,789
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		25	14,647
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	324	260,930
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48		20	13,108
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		90	94,760
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Public Service Co. of Colorado,
First Mortgage, Series 34
3.200%	03/01/50	5	$3,135
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	45	23,092
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	35	26,785
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	45	41,045
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	15,194
5.350%	05/15/35	40	37,647
First Mortgage, Series WWW
2.950%	08/15/51	5	3,023
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30	10	7,719
Sempra,
Sr. Unsec’d. Notes
3.400%	02/01/28	35	31,838
4.000%	02/01/48	5	3,597
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	18,574
Southern California Edison Co.,
First Mortgage
1.100%	04/01/24	135	131,706
2.250%	06/01/30	35	28,037
2.850%	08/01/29	40	34,381
3.650%	02/01/50	25	16,825
First Mortgage, Series 20A
2.950%	02/01/51	5	2,951
First Mortgage, Series A
4.200%	03/01/29	20	18,595
First Mortgage, Series G
2.500%	06/01/31	10	7,970
First Mortgage, Series H
3.650%	06/01/51	5	3,319
First Ref. Mortgage
5.500%	03/15/40	10	9,118
First Ref. Mortgage, Series C
4.125%	03/01/48	50	36,834
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	20,539
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	25,693
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28	10	8,524

A14

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		100	$96,461
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50		1,500	1,061,396
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.450%	02/15/44		15	11,913
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		625	574,894
8.000%(ff)	10/15/26(oo)		2,075	1,991,356
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		450	413,787
5.625%	02/15/27		600	568,425
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		130	126,858
3.700%	01/30/27		2,000	1,822,685
				41,712,552
Electrical Components & Equipment — 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		575	576,642
7.250%	06/15/28(a)		550	553,779
				1,130,421
Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	35,574
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,000	960,000
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.250%	08/09/24		30	28,600
Sr. Unsec’d. Notes, Sr. Unsec’d. Notes
2.650%	08/09/31		25	18,656
				1,042,830
Engineering & Construction — 0.4%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	2,800	2,397,781
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	306,881
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		201	181,929
4.250%	10/31/26		605	568,107
5.500%	10/31/46		415	315,400
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
5.500%	07/31/47		2,145	$1,631,573
				5,401,671
Entertainment — 0.5%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25		860	848,981
7.000%	02/15/30		400	389,012
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29		600	508,685
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		550	528,253
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		875	873,127
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		750	664,732
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		800	752,353
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)		1,065	823,817
5.141%	03/15/52		1,490	1,105,450
				6,494,410
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25		10	9,042
2.500%	08/15/24		30	29,131
3.950%	05/15/28		20	18,756
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29		35	31,721
				88,650
Foods — 0.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
6.500%	02/15/28		375	370,470
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		1,475	1,234,905
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,100	3,282,156
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,600	1,484,774
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25		45	43,706
4.800%	03/15/48		55	44,509

A15

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
General Mills, Inc.,
Sr. Unsec’d. Notes
2.250%	10/14/31	5	$3,890
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30	10	7,987
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	465	360,678
4.625%	10/01/39	645	543,719
5.200%	07/15/45	920	800,447
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	440	350,055
4.125%	04/01/54	415	309,174
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31	30	22,559
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	10	7,666
			8,866,695
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26	40	35,378
Suzano Austria GmbH (Brazil),
Gtd. Notes, Series DM3N
3.125%	01/15/32	10	7,665
			43,043
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26	1,100	1,056,736
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	55	41,601
2.625%	09/15/29	15	13,008
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	10	7,729
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	75	68,338
1.700%	02/15/31	120	89,576
3.600%	05/01/30	36	31,366
4.800%	02/15/44	300	246,577
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34	20	16,432
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50	45	31,923
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	$796,802
				2,400,088
Healthcare-Products — 0.2%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		325	274,605
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		225	194,508
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	540	361,703
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	501,658
3.650%	03/07/28		30	27,966
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	419,850
1.875%	10/01/49	EUR	425	263,262
				2,043,552
Healthcare-Services — 1.0%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	13,545
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47		3	2,096
6.750%	12/15/37		1,900	1,975,340
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51		10	5,863
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		20	14,422
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50		10	6,034
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		10	7,788
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43		20	18,118
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25		35	32,101
2.782%	10/01/30		5	4,123
3.910%	10/01/50		5	3,529
4.187%	10/01/49		30	22,453
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		25	19,107

A16

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25	15	$14,323
4.650%	01/15/43	385	322,927
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	940	930,309
7.500%	11/06/33	500	521,511
Gtd. Notes, MTN
7.750%	07/15/36	500	532,266
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	6,238
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.950%	12/01/29	25	21,480
3.600%	02/01/25	675	653,542
Mount Sinai Hospital,
Sec’d. Notes, Series 2017
3.981%	07/01/48	2	1,476
Sec’d. Notes, Series 2019
3.737%	07/01/49	29	20,086
Unsec’d. Notes, Series 2020
3.391%	07/01/50	10	6,254
Northwell Healthcare, Inc.,
Sec’d. Notes
3.809%	11/01/49	10	6,874
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	18,855
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	10	9,074
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	7,599
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	41,651
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	42,005
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	4,833
3.361%	08/15/50	4	2,614
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)	175	164,234
Sr. Sec’d. Notes
4.250%	06/01/29	125	107,657
4.375%	01/15/30	50	43,066
4.625%	06/15/28	435	391,918
4.875%	01/01/26	300	287,639
5.125%	11/01/27(a)	375	348,861
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes, 144A
6.750%	05/15/31		975	$940,989
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48		30	21,408
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50		20	12,298
3.050%	05/15/41		895	631,388
3.250%	05/15/51		5	3,289
3.500%	08/15/39		25	19,197
3.950%	10/15/42		220	172,983
4.450%	12/15/48		10	8,196
5.200%	04/15/63		5,170	4,611,813
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	10/15/30		25	19,440
				13,072,812
Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24		45	43,396
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		875	834,336
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		45	39,320
				917,052
Insurance — 0.4%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45		3	2,489
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50		20	12,816
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25		25	22,619
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	833,172
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,030	689,705
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		405	404,161
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43		350	277,995
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30		5	4,001
2.375%	12/15/31		15	11,779

A17

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	25	$17,299
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	119,224
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	12,570
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	1,346,528
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	6,336
4.270%	05/15/47	2,310	1,754,147
6.850%	12/16/39	196	205,707
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	10,610
			5,731,158
Internet — 0.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	15,549
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	89,878
1.200%	06/03/27	20	17,370
2.100%	05/12/31	30	24,062
2.500%	06/03/50	25	14,624
3.100%	05/12/51	25	16,480
3.150%	08/22/27	45	41,830
3.875%	08/22/37	50	42,588
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	21,339
Expedia Group, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	3	3,001
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	17,354
5.750%	03/01/24	5	4,991
			309,066
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	4,696
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	5	4,695
3.250%	01/15/31	20	16,908
3.250%	10/15/50	5	3,024
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
3.450%	04/15/30	5	$4,335
			33,658
Leisure Time — 0.2%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	675	608,344
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	375	345,000
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	425	377,187
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	125	123,533
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26	550	519,062
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	800	730,160
			2,703,286
Lodging — 0.3%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	40	37,260
3.200%	08/08/24	105	101,584
3.500%	08/18/26	30	27,295
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/24	30	29,599
3.750%	10/01/25	5	4,802
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	1,825	1,492,732
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)	1,375	1,210,783
5.500%	04/15/27(a)	700	652,881
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.650%	08/08/28	200	187,625
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	725	672,394
			4,416,955
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	9,082
1.100%	09/14/27	10	8,559
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	8,567

A18

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Construction & Mining (cont’d.)
3.250%	04/09/50	10	$7,020
			33,228
Machinery-Diversified — 0.2%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	175	175,898
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	8,792
3.750%	04/15/50	10	7,878
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.700%	08/14/33	1,615	1,558,723
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	500	487,137
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.150%	03/15/24	35	34,659
4.700%	09/15/28	30	28,195
			2,301,282
Media — 1.5%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	675	663,961
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	450	353,164
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	4,101
4.750%	03/01/30	8	6,728
5.125%	05/01/27	275	256,129
5.375%	06/01/29	800	717,841
5.500%	05/01/26	1,375	1,327,673
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	10	8,153
2.800%	04/01/31	100	77,946
3.500%	06/01/41(a)	45	28,192
3.500%	03/01/42	50	30,831
3.700%	04/01/51	1,700	987,184
3.950%	06/30/62	10	5,653
4.200%	03/15/28	30	27,531
4.500%	02/01/24	30	29,824
4.908%	07/23/25	65	63,521
5.050%	03/30/29	85	79,421
5.375%	05/01/47	20	15,258
5.750%	04/01/48	20	15,974
6.384%	10/23/35	2,487	2,315,477
6.484%	10/23/45	1,140	994,291
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	27,184
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
2.650%	02/01/30	10	$8,442
2.937%	11/01/56	26	14,774
3.150%	02/15/28	80	73,064
3.250%	11/01/39	35	25,446
3.900%	03/01/38	25	20,297
3.999%	11/01/49	85	62,850
4.000%	03/01/48	40	29,982
4.150%	10/15/28	50	47,358
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	60	33,143
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	965	940,079
3.500%	08/15/27	65	59,390
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,000	683,826
5.500%	04/15/27(a)	650	557,080
Sr. Unsec’d. Notes
5.250%	06/01/24(a)	750	713,272
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,000	532,299
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $401,250; purchased 07/18/19 - 09/21/20)(f)
6.625%	08/15/27(d)	520	10,719
Sec’d. Notes, 144A (original cost $1,322,435; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)	3,180	75,336
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49	275	210,161
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28(a)	400	252,734
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,725	1,730,937
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	5	4,795
4.030%	01/25/24	30	29,781
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26(a)	375	337,066
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43	10	8,173
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.125%	09/01/26	15	13,400
4.000%	07/15/28	15	12,804
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26	750	785,878

A19

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37		40	$36,274
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	27,245
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		825	804,694
6.625%	06/01/27		975	907,107
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	862,752
4.250%	01/15/30	GBP	800	779,752
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		85	76,957
6.400%	12/15/35		11	11,500
7.625%	11/30/28		500	545,704
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	610	520,775
				19,881,883
Mining — 0.4%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		10	9,561
5.750%	05/01/43		420	403,263
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26		120	122,178
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27		700	667,730
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		25	20,531
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		450	405,090
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43		20	17,129
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		325	314,480
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27		25	23,737
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		5	3,985
2.800%	10/01/29		3,030	2,566,285
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	$47,991
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	41,983
			4,643,943
Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	11,352
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	94,620
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	45,915
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	60	48,482
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	50,883
			251,252
Multi-National — 0.1%
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,567,177
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	18,036
3.276%	12/01/28	25	21,569
5.500%	12/01/24	14	13,848
			53,453
Oil & Gas — 2.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	705	564,406
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28	4,000	3,900,169
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	350	342,206
9.000%	11/01/27	179	226,759
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	450	444,403
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	7,891
2.772%	11/10/50	145	85,344
2.939%	06/04/51	1,845	1,124,882
3.000%	02/24/50	60	37,400

A20

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
3.060%	06/17/41	7	$4,832
3.379%	02/08/61	5	3,113
4.234%	11/06/28	50	47,504
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	10	8,305
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	223,163
5.250%	06/15/37	12	10,606
5.400%	06/15/47	613	525,530
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	18,898
3.078%	05/11/50	10	6,710
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	8,581
2.343%	08/12/50	10	5,655
3.850%	01/15/28	10	9,500
3.900%	11/15/24	50	49,137
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29	10	8,039
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	800	788,187
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	250	254,347
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	675	665,973
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	10	9,826
Gtd. Notes, 144A
2.268%	11/15/26	10	8,860
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	6	5,440
4.750%	05/15/42	6	4,765
5.250%	09/15/24	2	1,985
5.250%	10/15/27	15	14,588
5.600%	07/15/41	870	767,521
5.850%	12/15/25	30	29,815
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27	20	20,734
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	25	20,849
3.250%	12/01/26	20	18,682
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	497	451,773
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
8.625%	01/19/29		1,840	$1,842,024
8.875%	01/13/33		495	482,241
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		1,300	1,254,060
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26		547	507,818
5.375%	03/30/28		1,073	962,181
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30		15	14,142
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26		10	9,266
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26		10	9,223
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25		15	14,486
3.452%	04/15/51		25	17,407
3.482%	03/19/30		10	9,015
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31		25	19,729
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		45	42,743
5.600%	02/15/41		15	13,547
7.300%	08/15/31		5	5,299
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	187,164
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		50	49,190
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		300	304,176
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	680	728,490
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.625%	11/24/25	EUR	500	472,702
4.750%	02/26/29	EUR	100	79,816
5.950%	01/28/31		20	14,240
6.490%	01/23/27		1,550	1,367,875
6.500%	03/13/27		1,753	1,537,232
6.500%	01/23/29		600	485,454
6.700%	02/16/32		16	11,848
6.840%	01/23/30		800	623,300
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	280	291,403
4.875%	02/21/28	EUR	1,587	1,343,358

A21

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Phillips 66,
Gtd. Notes
1.300%	02/15/26	22	$19,882
2.150%	12/15/30	53	41,686
Phillips 66 Co.,
Gtd. Notes
2.450%	12/15/24	50	47,956
4.680%	02/15/45	1,900	1,512,639
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	25	22,577
1.900%	08/15/30	795	623,179
2.150%	01/15/31	5	3,944
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	04/06/50	10	6,607
4.000%	05/10/46	20	15,507
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	525	450,382
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	4	2,615
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	125	120,312
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	845	744,070
			27,037,163
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	450	449,105
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	6	5,113
3.800%	11/15/25	8	7,735
			461,953
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	55	44,439
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)	875	850,938
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	90	81,337
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	20	19,128
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	575	562,226
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	30	$26,491
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	1,450	1,260,281
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	100	96,809
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	25	24,207
4.900%	03/15/29	15	14,305
			2,980,161
Pharmaceuticals — 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	300	278,484
3.200%	11/21/29	59	52,055
3.800%	03/15/25	1,040	1,010,990
4.050%	11/21/39	5,170	4,220,870
4.250%	11/14/28	50	47,507
4.300%	05/14/36	10	8,771
4.500%	05/14/35	1,715	1,548,507
4.550%	03/15/35	2,040	1,855,596
4.875%	11/14/48	35	30,611
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	8	6,441
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	40,107
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	320	162,462
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	430	174,288
5.000%	02/15/29	250	98,750
5.250%	01/30/30	325	122,078
5.250%	02/15/31	225	86,344
6.250%	02/15/29	1,150	454,250
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	20	15,636
3.700%	06/06/27	136	127,464
3.794%	05/20/50	27	19,420
4.685%	12/15/44	9	7,561
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	6,327
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25	20	19,228
3.875%	10/15/47	20	14,230
4.375%	10/15/28	1,390	1,313,378

A22

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.500%	02/25/26	3,690	$3,587,608
Sr. Unsec’d. Notes
2.400%	03/15/30	140	114,628
3.200%	03/15/40	460	323,156
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	60	46,112
2.125%	09/15/31	40	30,582
2.625%	08/15/24	100	97,201
2.700%	08/21/40	480	303,851
3.000%	08/15/26	12	11,156
3.625%	04/01/27	50	46,703
3.750%	04/01/30	110	97,261
5.000%	01/30/29	98	94,811
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	10	6,369
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	25	19,574
2.350%	06/24/40	10	6,536
2.750%	12/10/51	15	9,061
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	644,988
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	6,353
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	800	641,543
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26	20	18,720
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	3,785	3,531,342
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	365,282
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	30	28,089
5.250%	06/15/46	185	135,855
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5	3,253
4.000%	06/22/50	1,292	780,226
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	28,169
			22,699,784
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 2.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,805	$1,497,069
4.450%	07/15/27	60	56,484
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	1,200	1,172,336
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	18	14,485
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	10	8,010
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	895	772,162
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,365	1,256,991
Sr. Unsec’d. Notes
2.900%	05/15/25	5	4,749
3.750%	05/15/30	60	52,306
4.050%	03/15/25	50	48,600
4.200%	04/15/27	120	112,996
4.250%	04/01/24	5	4,950
4.900%	02/01/24	10	9,957
4.950%	06/15/28	20	19,104
5.000%	05/15/50	293	229,605
5.150%	03/15/45	55	44,065
5.250%	04/15/29	25	23,968
5.300%	04/15/47	120	97,208
5.400%	10/01/47	60	49,347
5.500%	06/01/27	50	49,157
6.100%	02/15/42	5	4,532
6.125%	12/15/45	90	80,371
6.250%	04/15/49	3,633	3,333,273
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	18,247
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	5	4,248
3.125%	07/31/29	30	26,347
3.700%	01/31/51	145	102,100
3.950%	01/31/60	800	562,177
4.150%	10/16/28	30	28,098
4.250%	02/15/48	45	35,206
4.800%	02/01/49	30	25,425
4.850%	03/15/44	25	21,496
4.900%	05/15/46	2,115	1,801,533
Gtd. Notes, Series D
6.875%	03/01/33	10	10,762
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	327	314,941
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	22,828

A23

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	30	$29,682
4.700%	11/01/42	5	3,877
5.400%	09/01/44	13	10,939
7.300%	08/15/33	10	10,495
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26	30	26,689
3.250%	08/01/50	782	466,165
3.600%	02/15/51	1,178	745,080
4.300%	06/01/25	30	29,212
5.300%	12/01/34	23	21,065
Gtd. Notes, 144A
5.625%	11/15/23	37	36,959
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	1,000	668,376
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	85	77,073
2.650%	08/15/30	30	24,208
4.000%	02/15/25	55	53,451
4.125%	03/01/27	30	28,369
4.500%	04/15/38	970	784,175
4.800%	02/15/29	40	37,917
4.875%	06/01/25	10	9,805
4.950%	03/14/52	15	11,675
5.200%	03/01/47	115	93,694
5.500%	02/15/49	40	33,866
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	255	240,504
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	3,121
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
7.125%	12/01/25	40	40,340
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,262,835
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25	50	46,512
3.100%	03/15/30	75	62,775
4.350%	03/15/29	100	92,022
4.500%	03/15/50	2,685	1,944,655
4.950%	07/13/47	450	354,800
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	17,164
3.850%	10/15/23	40	39,948
4.650%	10/15/25	10	9,707
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	75	$70,717
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	10,988
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25	1,150	1,147,188
Targa Resources Corp.,
Gtd. Notes
4.950%	04/15/52	3,746	2,880,180
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	14,028
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	10,305
7.000%	10/15/28	10	10,374
Gtd. Notes, 144A
2.900%	03/01/30	10	8,356
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	80	68,565
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	96,741
4.125%	08/15/31	80	65,661
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.250%(cc)	02/01/50	5	3,869
5.450%	04/01/44	575	463,882
6.150%	04/01/33	3,000	2,895,475
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	23,882
3.750%	06/15/27	25	23,257
4.000%	09/15/25	60	57,794
4.900%	01/15/45	1,200	961,808
5.300%	08/15/52	30	25,525
8.750%	03/15/32	10	11,340
			28,082,223
Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	3,541
2.000%	05/18/32	5	3,635
3.800%	04/15/26	25	23,801
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	25	22,856
1.600%	04/15/26	50	44,931
2.700%	04/15/31	90	71,378
3.600%	01/15/28	17	15,437
4.000%	06/01/25	75	72,551

A24

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.400%	02/15/26		25	$24,205
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27		35	32,226
4.050%	07/01/30		1,145	999,831
Crown Castle, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/25		25	23,027
2.250%	01/15/31		75	58,221
2.500%	07/15/31		35	27,254
3.300%	07/01/30		30	25,310
4.000%	03/01/27		10	9,385
5.200%	02/15/49		10	8,349
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		275	265,432
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31		25	18,337
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27		20	15,491
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24		70	68,034
4.000%	01/15/30		50	42,504
4.000%	01/15/31		10	8,324
5.250%	06/01/25		50	48,986
5.750%	06/01/28		50	47,931
Healthpeak OP LLC,
Gtd. Notes
1.350%	02/01/27		15	13,038
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25		40	38,448
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		20	14,992
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	362	267,907
3.500%	03/15/31		925	578,019
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28		10	7,600
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30		10	7,467
1.750%	02/01/31		25	19,148
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33		15	10,526
2.200%	06/15/28		5	4,256
2.850%	12/15/32		530	411,923
3.950%	08/15/27		91	85,145
4.875%	06/01/26		50	48,950
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28		50	$42,419
3.250%	11/30/26		20	18,603
Spirit Realty LP,
Gtd. Notes
2.100%	03/15/28		15	12,622
2.700%	02/15/32		2,190	1,666,176
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32		4,361	3,717,760
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30		5	4,146
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		25	23,945
4.625%	06/15/25(a)		405	391,396
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29		15	12,382
2.700%	02/15/27		25	22,732
2.800%	06/01/31		35	27,940
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32		6	6,497
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		1,930	1,380,022
				10,815,036
Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30		1,500	1,246,875
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50		20	12,964
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		275	110,356
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31		25	18,450
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30		950	914,431
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	10/30/25	EUR	1,480	1,514,097
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50		5	3,407
3.900%	12/06/28		10	9,426
4.875%	02/15/44		10	8,937

A25

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28	65	$54,082
1.700%	09/15/28	20	16,690
1.700%	10/15/30	10	7,665
3.650%	04/05/29	30	27,228
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28	30	28,183
Nordstrom, Inc.,
Sr. Unsec’d. Notes
2.300%	04/08/24	20	19,575
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	2,155	1,642,044
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.600%	04/15/25	50	48,991
4.700%	04/15/27	2	1,922
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	454	442,341
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30	55	41,791
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29	2	1,737
2.500%	09/22/41	15	10,009
			6,181,201
Semiconductors — 0.4%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25	5	4,813
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	80	75,208
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	9	7,973
Gtd. Notes, 144A
2.450%	02/15/31	30	23,423
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,006	2,190,751
3.187%	11/15/36	110	78,888
3.419%	04/15/33	1,442	1,149,228
3.469%	04/15/34	50	39,213
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41	5	3,266
3.050%	08/12/51	15	9,057
3.100%	02/15/60	10	5,744
3.900%	03/25/30	20	18,231
5.900%	02/10/63	630	597,474
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	$20,045
Microchip Technology, Inc.,
Sr. Unsec’d. Notes
0.972%	02/15/24	65	63,817
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	25,596
3.500%	04/01/40	10	7,882
NXP BV/NXP Funding LLC (China),
Gtd. Notes
4.875%	03/01/24	75	74,483
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	65	50,604
2.650%	02/15/32	35	26,924
3.400%	05/01/30	40	34,237
4.300%	06/18/29	110	100,615
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.700%	09/15/51	5	3,018
2.900%	11/03/27	10	9,167
			4,619,657
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	20	18,044
Software — 0.7%
Autodesk, Inc.,
Sr. Unsec’d. Notes
2.400%	12/15/31	30	23,606
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	850	848,030
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	50,384
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	10	6,604
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	18,624
2.750%	07/01/24	50	48,792
3.500%	07/01/29	40	35,608
3.800%	10/01/23	15	15,000
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	9,289
2.525%	06/01/50	1,842	1,121,598
2.921%	03/17/52	89	58,394
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	72,437

A26

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
2.650%	07/15/26	50	$46,094
2.950%	04/01/30	100	83,984
3.600%	04/01/50	3,500	2,262,079
3.850%	04/01/60	5	3,187
3.950%	03/25/51	5	3,427
4.000%	11/15/47	25	17,481
5.550%	02/06/53	735	644,189
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	8,500
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.000%	03/28/26(a)	3,360	3,295,670
			8,672,977
Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	181,456
2.250%	02/01/32	45	33,869
2.300%	06/01/27(a)	75	66,416
2.550%	12/01/33	347	254,704
2.750%	06/01/31	110	88,115
3.500%	09/15/53	2,881	1,780,041
3.550%	09/15/55	972	595,809
3.650%	09/15/59	180	109,391
3.800%	12/01/57	13	8,233
4.250%	03/01/27	10	9,535
4.500%	05/15/35	900	766,819
4.500%	03/09/48	10	7,577
6.950%	01/15/28	10	10,159
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	10	11,468
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $77,063; purchased 03/21/23 - 03/22/23)(f)
8.000%	04/01/25(d)	196	41,231
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $367,669; purchased 03/09/23)(f)
8.000%	12/31/26(d)	1,471	88,240
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $556,233; purchased 06/29/21 - 12/15/22)(f)
13.000%	12/31/25(d)	554	383,893
Sr. Sec’d. Notes, 144A (original cost $202,500; purchased 07/28/20)(f)
8.750%	05/25/24	200	179,352
Sr. Sec’d. Notes, 144A (original cost $1,009,327; purchased 07/27/20)(f)
8.750%	05/25/24	997	887,978
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23(d)	500	12,500
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	40	22,400
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
10.500%	05/15/30	288	$289,703
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	49	37,961
4.600%	05/23/29	60	56,663
Sprint LLC,
Gtd. Notes
7.625%	02/15/25	2,502	2,541,375
7.625%	03/01/26	100	102,885
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	45	41,450
2.550%	02/15/31	10	7,960
2.625%	02/15/29	10	8,473
3.300%	02/15/51	5	3,104
3.750%	04/15/27	125	116,727
3.875%	04/15/30	137	121,269
4.375%	04/15/40	435	349,370
4.500%	04/15/50	1,985	1,521,975
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30	75	56,845
1.680%	10/30/30	577	437,648
1.750%	01/20/31	55	41,437
2.100%	03/22/28	230	197,648
2.355%	03/15/32	5,160	3,933,413
2.550%	03/21/31	54	42,961
2.850%	09/03/41	10	6,436
2.875%	11/20/50	45	25,881
3.400%	03/22/41	1,185	835,595
3.550%	03/22/51	60	39,503
4.016%	12/03/29	140	126,635
4.329%	09/21/28	115	107,990
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	05/30/31	500	329,743
			16,919,836
Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	5	3,158
3.550%	02/15/50	5	3,545
4.900%	04/01/44	10	8,848
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50	25	17,105
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27	10	9,281
3.800%	03/01/28	16	15,028
Forward Air Corp.,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	500	499,671

A27

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	480	$398,731
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	90	86,033
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26	14	13,109
3.800%	08/01/28	54	50,307
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/24	20	19,801
3.799%	10/01/51	9	6,638
3.950%	08/15/59	35	24,989
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	850	836,766
			1,993,010
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	20	17,986
1.700%	06/15/26	30	26,593
2.700%	11/01/24	20	19,221
4.000%	07/15/25	25	23,994
5.550%	05/01/28	4,000	3,872,907
			3,960,701

Total Corporate Bonds (cost $521,505,292)			452,193,354
Floating Rate and Other Loans — 0.9%
Airlines — 0.1%
United Airlines, Inc.,
Class B Term Loan, 1 Month SOFR + 3.864%
9.182%(c)	04/21/28	536	537,782
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month SOFR + 4.114%
9.431%(c)	08/12/28	225	224,569
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.180%(c)	03/01/29	1,333	1,299,464
Insurance — 0.1%
Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%
8.681%(c)	07/31/27	341	331,279
New B11 Term Loan, 1 Month SOFR + 4.350%
9.666%(c)	08/21/28	458	446,797
			778,076
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Media — 0.1%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.832%(c)	01/18/28		342	$323,113
September 2019 Term Loan, 1 Month LIBOR + 2.500%
7.947%(c)	04/15/27		760	686,649
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%
12.775%(c)	05/25/26		145	76,437
Second Lien Term Loan, 6 Month SOFR + 3.500%
10.684%	08/24/26		1,959	44,073
				1,130,272
Metal Fabricate/Hardware — 0.1%
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%
11.420%(c)	03/31/28		188	183,353
Term Loan, 1 Month SOFR + 5.850%
11.166%(c)	03/31/28		1,407	1,358,523
				1,541,876
Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month SOFR + 2.364%
7.681%(c)	04/23/26		486	475,949
Retail — 0.3%
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%
10.972%(c)	04/30/27	EUR	3,500	3,415,909
Great Outdoors Group LLC,
Term B-2 Loan, 3 Month SOFR + 4.012%
9.402%(c)	03/06/28		796	793,286
				4,209,195
Telecommunications — 0.1%
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%
8.981%(c)	05/27/24		1,364	1,225,289

Total Floating Rate and Other Loans (cost $13,064,608)				11,422,472
Municipal Bonds — 1.1%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		30	27,023
California — 0.3%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50		1,125	1,296,282
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,550	1,762,096
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40		725	851,689
				3,910,067

A28

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Colorado — 0.1%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
2.800%	12/01/26	5	$4,623
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	790,126
			794,749
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,462,483
State of Illinois,
General Obligation Unlimited, Taxable, Series A
3.140%	10/01/24	35	34,106
			1,496,589
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	14,339
New Jersey — 0.3%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,331,976
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,390,655
			3,722,631
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	20	15,111
Port Authority of New York & New Jersey,
Revenue Bonds
6.040%	12/01/29	25	25,774
			40,885
Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	640,866
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	615	635,617
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	788,913
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,710	1,540,580
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	$12,955
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	336,411
			349,366

Total Municipal Bonds (cost $13,264,642)			13,961,625
Residential Mortgage-Backed Securities — 3.5%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	12	10,781
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 30 Day Average SOFR + 3.814% (Cap N/A, Floor 3.700%)
9.134%(c)	10/25/30	139	140,117
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.715%(c)	09/25/31	200	199,285
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
7.465%(c)	01/26/32	490	489,188
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.015%(c)	01/26/32	1,240	1,251,556
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.163%(cc)	09/25/47	236	206,982
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 30 Day Average SOFR + 4.464% (Cap N/A, Floor 0.000%)
9.779%(c)	04/25/31	370	392,183
Series 2019-R07, Class 1M2, 144A, 30 Day Average SOFR + 2.214% (Cap N/A, Floor 0.000%)
7.529%(c)	10/25/39	15	15,468
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.465%(c)	12/25/41	200	200,991
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.565%(c)	03/25/42	260	276,653
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)
8.415%(c)	06/25/43	1,400	1,434,356
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)
8.015%(c)	07/25/43	500	502,653
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	300	294,676
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	1,260	1,152,804

A29

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
7.129%(c)	11/25/28	585	$585,468
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.015%(c)	10/25/33	664	667,359
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.765%(c)	04/25/34	910	919,007
Fannie Mae REMIC,
Series 2011-116, Class ZA
3.500%	11/25/41	1,614	1,443,923
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,377,470
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.315%(c)	11/25/50	900	952,338
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
7.915%(c)	11/25/50	2,131	2,156,111
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.715%(c)	08/25/33	3,635	3,726,010
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 30 Day Average SOFR + 1.964% (Cap N/A, Floor 0.000%)
7.279%(c)	02/25/50	424	424,670
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
11.429%(c)	08/25/50	493	549,787
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.115%(c)	10/25/50	670	728,589
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.115%(c)	10/25/50	145	146,053
Series 2020-HQA02, Class M2, 144A, 30 Day Average SOFR + 3.214% (Cap N/A, Floor 0.000%)
8.529%(c)	03/25/50	31	32,390
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.679%(c)	09/25/50	288	310,624
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.965%(c)	01/25/51	355	347,893
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
8.365%(c)	01/25/34	490	491,224
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.965%(c)	01/25/34	262	261,322
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.115%(c)	11/25/41	100	97,656
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.315%(c)	08/25/33	360	$355,310
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)
7.565%(c)	08/25/33	3,856	3,833,388
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.665%(c)	09/25/41	240	239,706
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.415%(c)	09/25/41	1,020	999,743
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.665%(c)	12/25/41	800	773,000
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
7.165%(c)	01/25/42	100	98,626
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.715%(c)	02/25/42	1,100	1,105,532
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.215%(c)	04/25/42	100	102,147
Freddie Mac REMIC,
Series 4289, Class WZ
3.000%	01/15/44	697	602,799
Series 4768, Class GA
3.500%	09/15/45	442	415,604
Series 4939, Class KT
3.000%	07/15/48	422	361,352
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	2,481	2,258,804
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
7.084%(c)	05/25/29	179	179,317
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.915%(c)	01/25/34	295	294,969
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.115%(c)	01/25/34	815	821,900
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.016%(c)	03/25/54	275	275,000
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A
5.882%	10/25/59	855	849,886
Series 2020-SL01, Class A, 144A
5.734%	01/25/60	133	133,216

A30

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.184%(c)	01/25/48		353	$342,431
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.215%(c)	04/25/34		900	908,886
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)
9.182%(c)	05/30/25		521	520,522
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.715%(c)	03/27/25		2,741	2,749,987
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)
9.284%(c)	02/25/25		1,280	1,280,939
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
8.084%(c)	08/25/25		1,200	1,199,760
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.165%(c)	11/25/31		340	339,875
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.015%(c)	11/25/31		900	922,052
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.015%(c)	07/25/33		750	753,721
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.869%(c)	06/24/71	EUR	372	391,261
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.379%(cc)	02/25/34		141	131,200
Series 2004-18, Class 3A1
5.490%(cc)	12/25/34		1,068	976,311

Total Residential Mortgage-Backed Securities (cost $46,645,597)				46,002,831
Sovereign Bonds — 1.8%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	456,599
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		803	778,529
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		250	238,738
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		1,180	$1,079,051
6.000%	07/19/28		575	545,997
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	1,601,678
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		50	49,875
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	410	311,783
1.450%	09/18/26	EUR	375	362,698
3.375%	07/30/25	EUR	3,125	3,241,330
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,250	1,290,228
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes, Series DTC
2.500%	05/23/24		1,000	979,511
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		600	577,336
3.000%	03/12/24		600	592,738
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	8,171
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	171,183
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		4,930	4,677,278
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	278	227,987
5.000%	09/27/26	EUR	1,200	1,267,810
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	398	326,399
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	1,443	1,170,220
3.125%	05/15/27	EUR	2,371	2,260,578
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	249	171,161
6.250%	05/26/28		440	430,848
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/24(d)		920	310,500
8.994%	02/01/26(d)		200	63,300
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	1,090	270,815
7.750%	09/01/24(d)		930	313,875
8.994%	02/01/26(d)		200	63,300
9.750%	11/01/30(d)		400	118,000

Total Sovereign Bonds (cost $29,726,052)				23,957,516

A31

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 17.5%
Federal Home Loan Bank
3.500%	06/11/32	190	$167,927
Federal Home Loan Mortgage Corp.
2.000%	05/01/51	2,201	1,681,501
2.500%	03/01/51	2,966	2,372,501
2.500%	07/01/51	1,900	1,513,392
2.500%	08/01/51	3,866	3,076,660
3.000%	07/01/51	714	592,533
3.000%	02/01/52	2,433	2,014,778
3.000%	04/01/52	6,712	5,556,256
3.500%	02/01/47	686	607,552
3.500%	05/01/52	3,582	3,081,405
4.000%	10/01/52	13,206	11,763,065
4.500%	08/01/52	3,449	3,168,509
4.500%	10/01/52(k)	24,983	22,947,552
5.000%	10/01/52	13,600	12,840,633
5.000%	11/01/52	5,932	5,600,566
5.500%	10/01/33	310	309,142
5.500%	06/01/34	3	2,520
5.500%	12/01/52	892	863,125
6.000%	11/01/33	24	24,146
6.000%	05/01/34	38	37,432
6.000%	06/01/34	63	62,254
6.250%	07/15/32(k)	555	613,555
6.500%	07/01/32	4	4,114
6.500%	07/01/32	9	8,665
6.500%	08/01/32	18	17,936
6.500%	08/01/32	18	18,442
6.500%	08/01/32	20	20,421
6.500%	09/01/32	22	22,022
6.500%	09/01/32	64	64,256
6.750%	03/15/31(k)	545	609,739
Federal National Mortgage Assoc.
1.500%	02/01/51	17,372	12,528,917
1.500%	05/01/51	570	410,861
2.000%	03/01/51	6,935	5,300,372
2.000%	10/01/51	8,972	6,846,393
2.500%	TBA(tt)	3,000	2,380,893
2.500%	06/01/50	2,466	1,979,084
2.500%	10/01/50	8,388	6,711,295
2.500%	01/01/51	2,653	2,120,141
2.500%	02/01/51	530	422,268
2.500%	03/01/51	3,971	3,174,423
2.500%	05/01/51	800	638,327
2.500%	07/01/51	1,568	1,250,899
3.000%	TBA	2,000	1,656,016
3.000%	TBA(tt)	5,000	4,133,789
3.000%	11/01/51	1,550	1,290,088
3.000%	11/01/51	1,760	1,462,707
3.000%	11/01/51	13,809	11,453,341
3.000%	12/01/51	2,338	1,944,329
3.000%	02/01/52	530	438,885
3.000%	03/01/52	1,969	1,630,961
3.000%	04/01/52	5,557	4,601,288
3.500%	02/01/52	6,262	5,395,335
3.500%	05/01/52	5,877	5,061,051
4.500%	08/01/40	807	762,129
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	10/01/52	13,127	$12,058,503
5.000%	11/01/52	13,394	12,646,506
5.000%	12/01/52	5,258	4,964,157
5.000%	03/01/53	9,333	8,829,941
5.000%	05/01/53	940	890,616
5.500%	02/01/33	5	4,677
5.500%	02/01/33	7	6,799
5.500%	03/01/33	9	9,347
5.500%	03/01/33	17	16,556
5.500%	03/01/33	20	20,206
5.500%	04/01/33	2	2,482
5.500%	04/01/33	11	11,241
5.500%	04/01/33	12	11,985
5.500%	04/01/33	15	15,027
5.500%	07/01/33	13	12,201
5.500%	07/01/33	14	14,188
5.500%	08/01/33	12	12,212
5.500%	02/01/34	13	13,043
5.500%	04/01/34	12	11,966
5.500%	06/01/34	16	15,324
6.000%	10/01/33	1	1,399
6.000%	10/01/33	151	150,433
6.000%	03/01/34	21	20,823
6.000%	02/01/35	82	82,169
6.000%	11/01/36	25	25,603
6.000%	12/01/52	3,258	3,216,948
6.500%	08/01/32	59	59,247
6.500%	09/01/32	48	48,441
6.500%	09/01/32	77	78,446
6.500%	10/01/32	35	35,221
6.500%	04/01/33	63	64,268
6.500%	11/01/33	3	2,539
6.500%	06/01/53	1,013	1,017,952
6.625%	11/15/30(k)	830	918,523
7.000%	05/01/32	44	43,969
7.000%	06/01/32	3	3,460
7.125%	01/15/30(k)	785	882,328
Government National Mortgage Assoc.
2.500%	TBA	2,500	2,043,062
2.500%	03/20/51	1,096	896,531
2.500%	04/20/51	1,087	890,343
3.500%	01/20/48	101	89,527
3.500%	05/20/52	467	409,199
4.000%	02/20/49	206	187,895
4.500%	TBA(tt)	2,000	1,847,578
4.500%	08/20/52	498	460,374
5.000%	07/20/52	532	504,177
5.000%	09/20/52	1,422	1,349,832
5.500%	01/15/33	27	26,589
5.500%	02/15/33	15	14,573
5.500%	05/15/33	44	43,077
5.500%	05/15/33	125	121,250
5.500%	06/15/33	93	90,179
5.500%	09/15/33	20	19,514
5.500%	07/15/35	29	28,621
5.500%	09/20/52	1,638	1,590,319
5.500%	11/20/52	9,136	8,867,933

A32

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	12/15/32	55	$56,140
6.000%	11/15/33	23	23,569
6.000%	01/15/34	6	5,773
6.000%	06/20/34	154	158,325
6.000%	11/15/34	216	217,730
6.500%	09/15/32	28	27,965
6.500%	09/15/32	75	75,357
6.500%	09/15/32	112	112,762
6.500%	11/15/33	62	62,517

Total U.S. Government Agency Obligations (cost $242,859,684)			229,695,848
U.S. Treasury Obligations — 5.7%
U.S. Treasury Bonds
1.750%	08/15/41(a)	14,386	8,959,781
1.875%	02/15/41	138	88,709
2.250%	05/15/41(a)(h)(k)	78,945	54,163,671
3.375%	08/15/42	3,710	3,008,578
U.S. Treasury Strips Coupon
0.000%(s)	02/15/41	130	53,666
1.467%(s)	11/15/41	500	198,613
2.208%(s)	05/15/39	1,575	719,640
2.335%(s)	08/15/44	2,500	870,898
2.364%(s)	05/15/45	3,420	1,148,906
2.377%(s)	08/15/45	1,250	415,674
2.387%(s)	05/15/43	4,015	1,480,688
2.395%(s)	11/15/43	619	223,179
2.423%(s)	11/15/40	430	180,197
2.423%(s)	05/15/44	7,225	2,546,248
3.143%(s)	08/15/41	1,350	542,215
3.176%(s)	08/15/40	120	51,070

Total U.S. Treasury Obligations (cost $108,455,743)			74,651,733

	Shares
Common Stocks — 0.2%
Chemicals — 0.0%
TPC Group, Inc.*^	14,880	372,000
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock) (original cost $1,543,888; purchased 10/25/19)(f)	5,622	909,987
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.(a)	12,213	1,053,127

Total Common Stocks (cost $1,102,049)		2,335,114
Preferred Stocks — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 12.001%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	45,000	1,319,850
	Shares	Value

Preferred Stocks (continued)
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	35,000	$812,000

Total Preferred Stocks (cost $2,000,000)		2,131,850

Total Long-Term Investments (cost $1,471,634,905)		1,320,264,643
Short-Term Investments — 5.1%
Affiliated Mutual Funds — 5.1%
PGIM Core Ultra Short Bond Fund(wb)	3,755,008	3,755,008
PGIM Institutional Money Market Fund (cost $63,976,369; includes $63,629,646 of cash collateral for securities on loan)(b)(wb)	64,032,314	63,993,894

Total Affiliated Mutual Funds (cost $67,731,377)		67,748,902

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bond — 0.0%
Entertainment
Warnermedia Holdings, Inc.,
Gtd. Notes
3.528%	03/15/24	20	19,737
(cost $19,964)

Total Short-Term Investments (cost $67,751,341)				67,768,639

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—105.6% (cost $1,539,386,246)				1,388,033,282
Option Written*~ — (0.0)%
(premiums received $0)				(70)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—105.6% (cost $1,539,386,246)				1,388,033,212

Liabilities in excess of other assets(z) — (5.6)%				(74,194,966)

Net Assets — 100.0%				$1,313,838,246

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar

A33

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,824,900 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,550,928; cash collateral of $63,629,646 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $5,494,090. The aggregate value of $2,581,673 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $10,000,000 is 0.8% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A34

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Unfunded loan commitment outstanding at September 30, 2023:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Tank Holding Corp., Delayed Draw Term Commitment, —%(p), Maturity Date 03/31/28 (cost $79,859)	81,000	$78,975	$—	$(884)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.500%	TBA	10/12/23	$(2,000)		$(1,836,250)
Federal National Mortgage Assoc.	5.000%	TBA	11/13/23	(18,000)		(16,987,500)
Federal National Mortgage Assoc.	5.500%	TBA	10/12/23	(1,000)		(966,367)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $19,946,113)						$(19,790,117)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	15,090		$(70)
(premiums received $0)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	3 Month CME SOFR	Dec. 2023	$709,725	$238
266	3 Month CME SOFR	Mar. 2024	62,875,750	(38,418)
3	3 Month CME SOFR	Jun. 2024	709,688	(530)
680	2 Year U.S. Treasury Notes	Dec. 2023	137,843,438	(308,834)
212	5 Year U.S. Treasury Notes	Dec. 2023	22,336,189	(233,643)
811	10 Year U.S. Treasury Notes	Dec. 2023	87,638,688	(1,553,358)
219	10 Year U.S. Ultra Treasury Notes	Dec. 2023	24,432,188	(710,473)
236	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	28,010,250	(1,844,534)
				(4,689,552)
Short Positions:
71	5 Year Euro-Bobl	Dec. 2023	8,688,745	118,135
90	10 Year Euro-Bund	Dec. 2023	12,240,418	279,575
154	20 Year U.S. Treasury Bonds	Dec. 2023	17,522,313	758,512
28	Euro Schatz Index	Dec. 2023	3,108,019	13,833
				1,170,055
				$(3,519,497)
A35

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/03/23	BARC	GBP	8,802	$10,747,834	$10,739,279	$—	$(8,555)
Expiring 10/03/23	BARC	GBP	169	208,856	205,611	—	(3,245)
Expiring 10/03/23	MSI	GBP	169	210,762	205,936	—	(4,826)
Euro,
Expiring 10/03/23	BARC	EUR	788	846,698	833,516	—	(13,182)
Expiring 10/03/23	BARC	EUR	83	88,865	88,001	—	(864)
Expiring 10/03/23	BNP	EUR	97,810	103,512,149	103,426,646	—	(85,503)
Expiring 11/02/23	HSBC	EUR	237	250,000	250,522	522	—
New Zealand Dollar,
Expiring 10/19/23	BARC	NZD	1,620	1,020,955	971,237	—	(49,718)
				$116,886,119	$116,720,748	522	(165,893)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/03/23	MSI	GBP	9,139	$11,538,776	$11,150,826	$387,950	$—
Expiring 11/02/23	BARC	GBP	8,802	10,749,577	10,741,289	8,288	—
Euro,
Expiring 10/03/23	GSI	EUR	96,586	104,336,214	102,132,199	2,204,015	—
Expiring 10/03/23	HSBC	EUR	1,738	1,893,187	1,837,417	55,770	—
Expiring 10/03/23	MSI	EUR	358	382,595	378,547	4,048	—
Expiring 11/02/23	BNP	EUR	97,810	103,639,302	103,559,724	79,578	—
New Zealand Dollar,
Expiring 10/19/23	CITI	NZD	1,620	966,261	971,237	—	(4,976)
				$233,505,912	$230,771,239	2,739,649	(4,976)
						$2,740,171	$(170,869)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	10/16/23	0.500%(M)	8,459	*	$5,513	$(117)	$5,630	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,755	$(29,321)	$(56,092)	$26,771	BARC
United Mexican States	12/20/24	1.000%(Q)		160	(1,210)	275	(1,485)	CITI
United Mexican States	12/20/24	1.000%(Q)		130	(982)	268	(1,250)	CITI
					$(31,513)	$(55,549)	$24,036

A36

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Credit default swap agreements outstanding at September 30, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bombardier, Inc.	12/20/23	5.000%(Q)	800	1.337%	$7,789	$6,527	$1,262	MSI
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	10,710	0.216%	2,510	4,961	(2,451)	BOA
Petroleos Mexicanos	12/20/24	1.000%(Q)	160	3.525%	(4,670)	(3,689)	(981)	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	130	3.525%	(3,794)	(3,032)	(762)	CITI
					$1,835	$4,767	$(2,932)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	47,170	4.795%	$366,130	$455,696	$89,566
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A37

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
 Interest rate swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.187%	$(184,608)	$533,860	$718,468
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.187%	150,731	486,363	335,632
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 5.187%	(145,549)	519,517	665,066
GBP	767	05/08/31	1.150%(A)	1 Day SONIA(2)(A)/ 5.187%	38,111	(206,155)	(244,266)
GBP	740	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.187%	52,659	218,217	165,558
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 5.187%	(9,088)	77,517	86,605
	41,700	03/08/24	5.386%(T)	1 Day SOFR(2)(T)/ 5.310%	(65)	40,881	40,946
	134,680	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(103,979)	(103,979)
	13,780	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(70,704)	(70,704)
	17,596	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(34,529)	(34,529)
	35,145	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(84,381)	(84,381)
	69,445	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.310%	—	298,095	298,095
	9,580	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	1,772	(13,164)	(14,936)
					$(96,037)	$1,661,538	$1,757,575

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -45 bps(T)/ 4.880%	GSI	03/20/24	(18,694)	$833,255	$—	$833,255
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	JPM	12/02/23	15,220	(2,110,971)	—	(2,110,971)
U.S. Treasury Bond(T)	1 Day USOIS +18 bps(T)/ 5.510%	JPM	01/18/24	8,530	(905,536)	—	(905,536)
U.S. Treasury Bond(T)	1 Day USOIS +18 bps(T)/ 5.510%	GSI	01/19/24	15,820	(1,728,731)	—	(1,728,731)
U.S. Treasury Bond(T)	1 Day USOIS +18 bps(T)/ 5.510%	JPM	01/23/24	15,190	(1,856,334)	—	(1,856,334)
U.S. Treasury Bond(T)	1 Day USOIS +18 bps(T)/ 5.510%	JPM	01/29/24	12,265	(1,291,892)	—	(1,291,892)
U.S. Treasury Bond(T)	1 Day USOIS +19 bps(T)/ 5.520%	GSI	02/01/24	17,905	(1,772,887)	—	(1,772,887)
					$(8,833,096)	$—	$(8,833,096)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.
The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of September 30, 2023, termination date 03/30/2024:
A38

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
FedEx Corp.	3,111,900	$ 8,973,021	1.49%
Halliburton Co.	2,300,100	8,644,703	1.44%
Anheuser-Busch InBev Worldwide, Inc.	15,694,800	8,479,300	1.41%
Becton, Dickinson & Co.	1,758,900	8,460,730	1.41%
MetLife, Inc.	2,164,800	8,416,489	1.40%
Williams Cos., Inc.	2,029,500	8,391,006	1.40%
TransCanada PipeLines Ltd.	2,300,100	8,336,153	1.39%
Abbvie, Inc.	10,282,800	8,076,051	1.34%
General Motors Co.	4,870,800	7,892,924	1.31%
Northrop Grumman Corp.	2,164,800	7,828,668	1.30%
American International Group, Inc.	3,111,900	7,827,572	1.30%
Fiserv, Inc.	1,758,900	7,775,027	1.29%
McDonald’s Corp.	3,788,400	7,754,567	1.29%
Pacific Gas & Electric Co.	4,600,200	7,592,002	1.26%
Telefonica Emisiones, S.A.U.	5,412,000	7,588,654	1.26%
PepsiCo, Inc.	4,464,900	7,507,326	1.25%
Equinor ASA	1,758,900	7,470,167	1.24%
CVS Health Corp.	9,200,400	7,386,782	1.23%
3M Co.	1,217,700	7,291,467	1.21%
NVIDIA Corp.	1,623,600	7,289,197	1.21%
ConocoPhillips Co.	2,029,500	7,254,150	1.21%
Vodafone Group PLC	4,194,300	7,222,598	1.20%
Caterpillar, Inc.	2,164,800	7,176,835	1.19%
ExxonMobil Corp.	6,223,800	7,123,885	1.18%
Nike, Inc.	1,623,600	7,122,455	1.18%
Bank of America Corp.	40,319,400	7,079,978	1.18%
Morgan Stanley	27,871,800	7,032,170	1.17%
The Walt Disney Co.	6,494,400	7,029,879	1.17%
Paramount Global	2,300,100	6,956,200	1.16%
Carrier Global Corp.	1,894,200	6,933,286	1.15%
Qualcomm, Inc.	2,570,700	6,909,269	1.15%
Starbucks Corp.	2,029,500	6,894,129	1.15%
Oracle Corp.	15,559,500	6,862,182	1.14%
Dow Chemical Co.	2,164,800	6,844,538	1.14%
Simon Property Group LP	3,382,500	6,842,095	1.14%
Elevance Health, Inc.	3,788,400	6,839,007	1.14%
Wells Fargo & Co.	34,230,900	6,803,176	1.13%
Shell International Finance BV	6,900,300	6,797,349	1.13%
Amazon.com, Inc.	10,147,500	6,713,646	1.12%
Broadcom, Inc.	6,629,700	6,712,049	1.12%
Burlington Northern Santa Fe LLC	3,247,200	6,709,397	1.12%
UnitedHealth Group, Inc.	8,523,900	6,702,842	1.11%
The Coca-Cola Co.	4,194,300	6,689,886	1.11%
AstraZeneca PLC	3,111,900	6,638,975	1.10%
TotalEnergies Capital International S.A.	2,435,400	6,613,495	1.10%
Verizon Communications, Inc.	20,024,400	6,594,635	1.10%
Microsoft Corp.	10,553,400	6,574,155	1.09%
Duke Energy Corp.	2,435,400	6,565,107	1.09%
Cigna Corp.	5,547,300	6,563,934	1.09%
Enterprise Products Operating LLC	5,412,000	6,549,607	1.09%
		$364,332,715

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A39